Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: January 11, 2023

Payment Date	1/17/2023
Collection Period Start	12/1/2022
Collection Period End	12/31/2022
Interest Period Start	12/15/2022
Interest Period End	1/16/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$69,899,388.57	$45,715,391.58	$24,183,996.99	0.071763	Aug-23
Class A-2a Notes	$586,800,000.00	$—	$586,800,000.00	1.000000	Sep-25
Class A-2b Notes	$126,400,000.00	$—	$126,400,000.00	1.000000	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,632,009,388.57	$45,715,391.58	$1,586,293,996.99

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,779,480,578.35	$1,729,006,663.15	0.836617
YSOC Amount	$142,723,405.49	$137,964,881.87
Adjusted Pool Balance	$1,636,757,172.86	$1,591,041,781.28
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$69,899,388.57	2.87200%	ACT/360	$184,021.79
Class A-2a Notes	$586,800,000.00	3.74000%	30/360	$1,828,860.00
Class A-2b Notes	$126,400,000.00	4.45732%	ACT/360	$516,454.81
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,632,009,388.57			$5,175,714.85

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,779,480,578.35	$1,729,006,663.15
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,636,757,172.86	$1,591,041,781.28
Number of Receivable Outstanding	82,966	82,031
Weight Average Contract Rate	3.57%	3.56%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,316,709.80
Principal Collections	$50,139,136.85
Liquidation Proceeds	$45,493.57
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$55,501,340.22
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$55,501,340.22

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,482,900.48	$1,482,900.48	$—	$—	$54,018,439.74
Interest - Class A-1 Notes	$184,021.79	$184,021.79	$—	$—	$53,834,417.95
Interest - Class A-2a Notes	$1,828,860.00	$1,828,860.00	$—	$—	$52,005,557.95
Interest - Class A-2b Notes	$516,454.81	$516,454.81	$—	$—	$51,489,103.14
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$49,562,113.14
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$49,069,774.89
First Allocation of Principal	$—	$—	$—	$—	$49,069,774.89
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$49,002,166.56
Second Allocation of Principal	$2,967,607.29	$2,967,607.29	$—	$—	$46,034,559.27
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,960,617.60
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,960,617.60
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,875,117.60
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,875,117.60
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,875,117.60
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,127,333.31
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,127,333.31
Remaining Funds to Certificates	$3,127,333.31	$3,127,333.31	$—	$—	$—
Total	$55,501,340.22	$55,501,340.22	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$142,723,405.49
Increase/(Decrease)	$(4,758,523.62)
Ending YSOC Amount	$137,964,881.87

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,636,757,172.86	$1,591,041,781.28
Note Balance	$1,632,009,388.57	$1,586,293,996.99
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	23	$334,778.35
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	30	$45,493.57
Monthly Net Losses (Liquidation Proceeds)			$289,284.78
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.10%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$923,373.35
Cumulative Net Loss Ratio			0.04%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	92	$2,139,624.48
60-89 Days Delinquent	0.03%	19	$465,803.87
90-119 Days Delinquent	0.01%	4	$132,246.02
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	115	$2,737,674.37

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$75,659.04
Total Repossessed Inventory		7	$158,122.90

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$598,049.89
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.03	0.06%	39	0.05%